ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

18   ORDINARY SHARES

In June 2023, the Annual General Meeting of the Company passed special resolution to approve that the authorized ordinary share capital of the Company was increased to US$175,000 divided into 3,500,000,000 shares of a nominal or par value of US$0.00005, of which 3,300,000,000 shall be designated as Class A ordinary shares and 200,000,000 shall be designated as Class B ordinary shares.

As of December 31, 2024, the Company’s outstanding share capital consisted of 1,511,590,567 Class A ordinary shares and 43,590,336 Class B ordinary shares. A holder of a Class A ordinary share is conferred one vote per share on any resolution tabled at the general meeting of GDS Holdings. A holder of a Class B ordinary share is entitled to 20 votes per share on resolutions tabled at the general meeting of GDS Holdings for (i) the election or removal of a simple majority, or six, of directors; and (ii) any change to Articles of Association (“AoA”) that would adversely affect the rights of Class B shareholders, and which are convertible into Class A ordinary shares, and will automatically convert into Class A ordinary shares under certain circumstances. Every Class B ordinary share shall automatically be redesignated and re-classified as a Class A ordinary share upon the occurrence of the automatic conversion events, including the first occur of William Wei Huang ceasing to have Beneficial Ownership in not less than 2.75% (subject to certain exclusions) of the then issued share capital of the Company on an as converted basis, as defined in AoA. In the year ended December 31, 2023, 24,000,000 Class B ordinary shares of the Company were converted into Class A ordinary shares.